Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current taxation
Share-based payments	£ (1)	£ (3)	£ 0
Defined benefit plans	(143)	0	0
Fair value movements on cash flow hedges	0	0	5
Fair value movements on equity investments	(6)	12	36
Current taxation	(150)	9	41
Deferred taxation
Share-based payments	(6)	11	(11)
Defined benefit plans	184	(211)	223
Fair value movements on cash flow hedges	(1)	(9)	3
Fair value movements on equity investments	(8)	(68)	(167)
Deferred taxation	169	(277)	48
Total charge/(credit) to equity and statement of comprehensive income	£ 19	£ (268)	£ 89